Jul. 29, 2015
GOLDMAN SACHS TRUST

Institutional and Administration Shares of the

Goldman Sachs Limited Maturity Obligations Fund

(the “Fund”)

Supplement dated June 17, 2016 to the

Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),

each dated July 29, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

The Board of Trustees of the Goldman Sachs Trust has approved a change in the Fund’s name and investment objective. The change in the Fund’s name will be effective on July 29, 2016 and the change in the Fund’s investment objective will be effective on August 16, 2016.

The Fund’s name will change to the “Goldman Sachs Short-Term Conservative Income Fund.”

The Fund’s current investment objective is to seek to generate current income while maintaining an emphasis on preservation of capital and liquidity. The Fund’s new investment objective will be to seek to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity.

Accordingly, on July 29, 2016, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Limited Maturity Obligations Fund” are replaced with “Goldman Sachs Short-Term Conservative Income Fund.”

In addition, on August 16, 2016, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs Limited Maturity Obligations Fund—Summary—Investment Objective” in the Prospectus and “Investment Objective” in the Summary Prospectus:

The Goldman Sachs Short-Term Conservative Income Fund (formerly, Goldman Sachs Limited Maturity Obligations Fund) (the “Fund”) seeks to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity.

In addition, on July 29, 2016, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces in its entirety the “Goldman Sachs Limited Maturity Obligations Fund—Summary—Investment Philosophy” in the Prospectus and “Investment Philosophy” in the Summary Prospectus:

The Fund is managed to seek to generate current income while maintaining an emphasis on preservation of capital and liquidity. The Investment Adviser follows a conservative, risk-managed investment process.

Global fixed income markets are constantly evolving and are highly diverse—with a large number of countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:

■	Thoughtfully combine diversified sources of return by employing multiple strategies
■	Take a global perspective to uncover relative value opportunities
■	Employ focused specialist teams to identify short-term mispricings and incorporate long-term views
■	Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
■	Build a strong team of skilled investors who excel on behalf of our clients